UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Co, Corporate Trust Center, 251 Little Falls Dr. Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2025

Item 1. Reports to Stockholders.

(a)

Altegris/AACA Opportunistic Real Estate Fund

Class A (RAAAX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Altegris/AACA Opportunistic Real Estate Fund ("Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents. You can also request this information by contacting us at 1-877-772-5838. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	2.36%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$44,788,927
  Number of Portfolio Holdings40
  Advisory Fee (net of waivers)$334,937
  Portfolio Turnover22%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	87.4%
Money Market Funds	0.1%
Preferred Stocks	12.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Real Estate
56.2%
Financials
24.0%
Consumer Staples
9.4%
Industrials
4.1%
Consumer Discretionary
4.1%
Energy
4.1%
Communications
3.7%
Money Market Funds
0.1%
Liabilities in Excess of Other Assets
-5.7%

Value	Value
Liabilities in Excess of Other Assets	-5.7%
Money Market Funds	0.1%
Communications	3.7%
Energy	4.1%
Consumer Discretionary	4.1%
Industrials	4.1%
Consumer Staples	9.4%
Financials	24.0%
Real Estate	56.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FTAI Infrastructure, Inc.	15.5%
American Tower Corporation	7.5%
Equinix, Inc.	6.3%
FTAI Aviation Ltd.	5.7%
Cadiz, Inc.	5.2%
IQHQ, Inc.	4.5%
Digital Realty Trust, Inc.	4.4%
Cadiz, Inc., Series A	4.2%
Macerich Company (The)	4.2%
Caesars Entertainment, Inc.	4.1%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For complete information, you may review the Fund's next prospectus, which we expect to be available April 30, 2026 at www.altegris.com or upon request at 1-877-772-5838.

On May 20, 2025, the Board of Trustees approved the reorganization of the Fund into LDR Real Estate Value-Opportunity Fund, a series of World Funds Trust (the “Reorganization”). The Reorganization is subject to the approval of the Fund’s shareholders. If approved by shareholders, the closing of the Reorganization is expected to occur as soon as reasonably practicable after such approval is obtained.

Altegris/AACA Opportunistic Real Estate Fund - Class A (RAAAX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-RAAAX

Altegris/AACA Opportunistic Real Estate Fund

Class C (RAACX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Altegris/AACA Opportunistic Real Estate Fund ("Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents. You can also request this information by contacting us at 1-877-772-5838. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$138	3.10%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$44,788,927
  Number of Portfolio Holdings40
  Advisory Fee (net of waivers)$334,937
  Portfolio Turnover22%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	87.4%
Money Market Funds	0.1%
Preferred Stocks	12.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.7%
Money Market Funds	0.1%
Communications	3.7%
Energy	4.1%
Consumer Discretionary	4.1%
Industrials	4.1%
Consumer Staples	9.4%
Financials	24.0%
Real Estate	56.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FTAI Infrastructure, Inc.	15.5%
American Tower Corporation	7.5%
Equinix, Inc.	6.3%
FTAI Aviation Ltd.	5.7%
Cadiz, Inc.	5.2%
IQHQ, Inc.	4.5%
Digital Realty Trust, Inc.	4.4%
Cadiz, Inc., Series A	4.2%
Macerich Company (The)	4.2%
Caesars Entertainment, Inc.	4.1%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For complete information, you may review the Fund's next prospectus, which we expect to be available April 30, 2026 at www.altegris.com or upon request at 1-877-772-5838.

On May 20, 2025, the Board of Trustees approved the reorganization of the Fund into LDR Real Estate Value-Opportunity Fund, a series of World Funds Trust (the “Reorganization”). The Reorganization is subject to the approval of the Fund’s shareholders. If approved by shareholders, the closing of the Reorganization is expected to occur as soon as reasonably practicable after such approval is obtained.

Altegris/AACA Opportunistic Real Estate Fund - Class C (RAACX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-RAACX

Altegris/AACA Opportunistic Real Estate Fund

Class I (RAAIX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Altegris/AACA Opportunistic Real Estate Fund ("Fund") for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents. You can also request this information by contacting us at 1-877-772-5838. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	2.15%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$44,788,927
  Number of Portfolio Holdings40
  Advisory Fee (net of waivers)$334,937
  Portfolio Turnover22%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	87.4%
Money Market Funds	0.1%
Preferred Stocks	12.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.7%
Money Market Funds	0.1%
Communications	3.7%
Energy	4.1%
Consumer Discretionary	4.1%
Industrials	4.1%
Consumer Staples	9.4%
Financials	24.0%
Real Estate	56.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FTAI Infrastructure, Inc.	15.5%
American Tower Corporation	7.5%
Equinix, Inc.	6.3%
FTAI Aviation Ltd.	5.7%
Cadiz, Inc.	5.2%
IQHQ, Inc.	4.5%
Digital Realty Trust, Inc.	4.4%
Cadiz, Inc., Series A	4.2%
Macerich Company (The)	4.2%
Caesars Entertainment, Inc.	4.1%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For complete information, you may review the Fund's next prospectus, which we expect to be available April 30, 2026 at www.altegris.com or upon request at 1-877-772-5838.

On May 20, 2025, the Board of Trustees approved the reorganization of the Fund into LDR Real Estate Value-Opportunity Fund, a series of World Funds Trust (the “Reorganization”). The Reorganization is subject to the approval of the Fund’s shareholders. If approved by shareholders, the closing of the Reorganization is expected to occur as soon as reasonably practicable after such approval is obtained.

Altegris/AACA Opportunistic Real Estate Fund - Class I (RAAIX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-RAAIX

(b)       Not applicable

Item 2. Code of Ethics. Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2025

The Altegris Mutual Funds

A SERIES OF NORTHERN LIGHTS FUND TRUST

Semi-Annual Financial Statements

and Additional Information

Altegris/AACA Opportunistic Real Estate Fund

Advised by:

Altegris Advisors, LLC

1200 Prospect, Suite 400

La Jolla, CA 92037

800.828.5225 | WWW.ALTEGRIS.COM

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 92.4%
	ASSET MANAGEMENT - 15.6%
1,122,894	FTAI Infrastructure, Inc.	$6,928,256

	DATA CENTER REIT - 10.7%
11,408	Digital Realty Trust, Inc.	1,988,757
3,571	Equinix, Inc.(a)	2,840,623
		4,829,380
	ELECTRICAL EQUIPMENT - 2.9%
2,448	GE Vernova, LLC	1,295,359

	FOOD - 5.2%
782,647	Cadiz, Inc.(a),(b)	2,340,115

	HEALTH CARE REIT - 8.5%
890,864	IQHQ, Inc.(b),(c),(d)	2,013,353
28,271	Ventas, Inc.	1,785,314
		3,798,667
	INDUSTRIAL REIT - 3.9%
16,715	Prologis, Inc.	1,757,081

	INFRASTRUCTURE REIT - 10.7%
15,242	American Tower Corporation(a)	3,368,786
9,306	Crown Castle, Inc.	956,005
2,005	SBA Communications Corporation, Class A	470,854
		4,795,645
	LEISURE FACILITIES & SERVICES - 4.1%
64,100	Caesars Entertainment, Inc.(b)	1,819,799

	OIL & GAS PRODUCERS - 4.0%
545,429	New Fortress Energy, Inc.(a)	1,810,824

	RESIDENTIAL REIT - 3.2%
24,647	Invitation Homes, Inc.	808,422
4,994	Sun Communities, Inc.(a)	631,691
		1,440,113

See accompanying notes to financial statements.

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares				Fair Value
	COMMON STOCKS — 92.4% (Continued)
	RETAIL REIT - 8.3%
115,485	Macerich Company (The)			$1,868,547
11,304	Simon Property Group, Inc.(a)			1,817,231
				3,685,778
	SELF-STORAGE REIT - 2.2%
6,560	Extra Space Storage, Inc.(a)			967,206

	SPECIALTY FINANCE - 5.7%
22,320	FTAI Aviation Ltd.(a)			2,567,693

	SPECIALTY REIT - 6.2%
10,195	Iron Mountain, Inc.			1,045,701
120,682	NewLake Capital Partners, Inc.			1,745,062
				2,790,763
	TRANSPORTATION & LOGISTICS - 1.2%
4,902	Kirby Corporation(b)			555,936

	TOTAL COMMON STOCKS (Cost $52,448,510)			41,382,615

		Coupon Rate
		(%)	Maturity
	PREFERRED STOCKS — 13.2%
	FOOD — 4.2%
106,684	Cadiz, Inc.	8.8750	Perpetual	1,881,906

	REAL ESTATE INVESTMENT TRUSTS — 2.5%
7,159	EPR Properties - Series C	5.7500	Perpetual	179,333
7,078	EPR Properties - Series G	5.7500	Perpetual	147,506
12,285	Global Net Lease, Inc. - Series A	7.2500	Perpetual	268,795
1,041	Innovative Industrial Properties, Inc. - Series A	9.0000	Perpetual	24,568
1,083	Mid-America Apartment Communities, Inc. - Series I	8.5000	Perpetual	58,744
15,983	Pebblebrook Hotel Trust - Series G	6.3750	Perpetual	280,501
7,307	Pebblebrook Hotel Trust - Series E	6.3750	Perpetual	128,311
592	Simon Property Group, Inc. - Series J	8.3750	Perpetual	33,010

See accompanying notes to financial statements.

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

		Coupon Rate
Shares		(%)	Maturity	Fair Value
	PREFERRED STOCKS — 13.2% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 2.5% (Continued)
				$1,120,768
	SPECIALTY FINANCE — 2.8%
27,280	Annaly Capital Management, Inc. - Series G(a)	9.7638	Perpetual	675,180
3,000	FTAI Aviation Ltd. - Series D	9.5000	Perpetual	80,460
6,084	FTAI Aviation Ltd. Investors, LLC - Series C	8.2500	Perpetual	152,830
17,941	MFA Financial, Inc. - Series B	7.5000	Perpetual	362,767
				1,271,237
	TELECOMMUNICATIONS — 3.7%
26,505	DigitalBridge Group, Inc. - Series J	7.1250	Perpetual	545,208
30,000	DigitalBridge Group, Inc. - Series I(a)	7.1500	Perpetual	615,599
23,735	DigitalBridge Group, Inc. - Series H	7.1250	Perpetual	496,774
				1,657,581
	TOTAL PREFERRED STOCKS (Cost $5,599,143)			5,931,492

	SHORT-TERM INVESTMENTS — 0.1%
	MONEY MARKET FUNDS - 0.1%
36,375	First American Government Obligations Fund, Class X, 4.21% (Cost $36,375)(e)			36,375

	TOTAL INVESTMENTS - 105.7% (Cost $58,084,028)			$47,350,482
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.7)%			(2,561,555)
	NET ASSETS - 100.0%			$44,788,927

LLC	- Limited Liability Company

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	All or a portion of this security is held as collateral for the margin loan. The total fair value of these securities as of June 30, 2025 was $11,628,157, representing 26.0% of net assets.

(b)	Non -income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the total market value of 144A securities is $2,013,353 or 4.5% of net assets.

(d)	Level 3 securities, fair value under procedures established by the Board of Trustees. The total fair value of these securities as of June 30, 2025 was $2,013,353, representing 4.5% of net assets and is illiquid.

(e)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes to financial statements.

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — (3.7)%
	OFFICE REIT - (3.7)%
(275,000)	Paramount Group, Inc.	$(1,677,500)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $1,155,868)	$(1,677,500)

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
Statement of Assets and Liabilities (Unaudited)
June 30, 2025

ASSETS
Investment in securities, at cost	$58,084,028
Investment in securities, at value	$47,350,482
Cash and cash equivalents	846,982
Receivable for securities sold	106,719
Receivable for Fund shares sold	2,080
Dividends and interest receivable	595,328
Prepaid expenses and other assets	50,625
TOTAL ASSETS	48,952,216

LIABILITIES
Securities sold short, at value (proceeds $1,155,868)	1,677,500
Borrowing from Bank	2,383,932
Payable for Fund shares redeemed	44,569
Broker interest	8,011
Investment advisory fees payable	18,218
Payable to Related Parties	17,735
Distribution fees (12b-1) payable	1,100
Accrued expenses and other liabilities	12,224
TOTAL LIABILITIES	4,163,289
NET ASSETS	$44,788,927

Net Assets Consist Of:
Paid-in capital	$165,239,004
Accumulated Loss	(120,450,077)
NET ASSETS	$44,788,927

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$3,853,027
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	373,349
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$10.32
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (b)	$10.95

Class C Shares:
Net Assets	$78,051
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	7,757
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (c)	$10.06

Class I Shares:
Net Assets	$40,857,849
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	3,904,442
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.46

(a)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchases with reinvested dividends and/or distributions).

(b)	On investments of $25,000 or more, the sales load is reduced.

(c)	Shares redeemed within 12 months after purchase will be charged a contingent deferred sales charge (“CDSC”) of up to 1.00%.

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
Statement of Operations (Unaudited)
For the Six Months Ended June 30, 2025

INVESTMENT INCOME
Dividends (Tax Withholding $1,880)	$1,167,408
TOTAL INVESTMENT INCOME	1,167,408

EXPENSES
Investment advisory fees	475,593
Interest expense	215,944
Distribution (12b-1) fees:
Class A	5,610
Class C	438
Administrative services fees	43,873
Third party administrative services fees	32,214
Legal fees	25,854
Registration fees	24,049
Transfer agent fees	22,806
Custodian fees	21,348
Audit fees	20,666
Accounting services fees	11,904
Compliance officer fees	10,904
Trustees fees and expenses	7,931
Printing	3,773
Insurance expense	2,262
Other expenses	1,684
TOTAL EXPENSES	926,853

Less: Fees waived by the Advisor	(140,656)
NET EXPENSES	786,197

NET INVESTMENT INCOME	381,211

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND SECURITIES SOLD SHORT
Net realized gain/(loss) from:
Investments	(6,790,196)
Purchased options	354,258
Written options	232,080
Securities sold short	(170,726)
(6,374,584)
Net change in unrealized depreciation from:
Investments	(13,613,176)
Securities sold short	(240,938)
(13,854,114)
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND SECURITIES SOLD SHORT	(20,228,698)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(19,847,487)

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	June 30, 2025	December 31, 2024
	(Unaudited)
FROM OPERATIONS
Net investment income	$381,211	$27,885
Net realized gain/(loss) from investments, securities sold short, purchased options, and written options	(6,374,584)	22,387,680
Net change in unrealized depreciation on investments and securities sold short	(13,854,114)	(18,215,546)
Net increase/(decrease) in net assets resulting from operations	(19,847,487)	4,200,019

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(23,783)	(37,178)
Class C	(182)	—
Class I	(385,810)	(1,046,103)
Net decrease in net assets from distributions to shareholders	(409,775)	(1,083,281)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold:
Class A	132,317	353,375
Class C	7,500	4,994
Class I	2,668,754	10,277,328
Net asset value of shares issued in reinvestment of distributions:
Class A	22,290	35,314
Class I	221,305	659,458
Payments for shares redeemed:
Class A	(1,090,053)	(5,983,770)
Class C	(5,793)	(101,951)
Class I	(47,967,425)	(73,269,060)
Net decrease in net assets from capital share transactions	(46,010,923)	(68,024,312)

TOTAL DECREASE IN NET ASSETS	(66,268,185)	(64,907,574)

NET ASSETS
Beginning of Year	111,057,112	175,964,686
End of Year/Period	$44,788,927	$111,057,112

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended	For the Year Ended
	June 30, 2025	December 31, 2024
	(Unaudited)
CAPITAL SHARE ACTIVITY
Class A
Shares Sold	12,253	27,462
Shares Reinvested	2,167	2,694
Shares Redeemed	(95,620)	(462,007)
Net decrease in shares outstanding	(81,200)	(431,851)

Class C
Shares Sold	607	409
Shares Redeemed	(575)	(8,223)
Net inrease/(decrease) in shares outstanding	50	(7,814)

Class I
Shares Sold	227,923	794,050
Shares Reinvested	21,225	49,621
Shares Redeemed	(4,360,576)	(5,646,948)
Net decrease in shares outstanding	(4,111,428)	(4,803,277)

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class A
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30,		December 31,		December 31,		December 31,		December 31,		December 31,
	2025		2024		2023		2022		2021		2020
	(Unaudited)
Net asset value, beginning of year/period	$12.93		$12.65		$11.38		$20.40		$21.43		$17.97

Income/(loss) from investment operations:
Net investment income/(loss) (1)	0.06		(0.03)		(0.03)		(0.08)		(0.16)		0.00
Net realized and unrealized gain/(loss) on investments	(2.73)		0.23		1.30		(8.05)		1.79		5.04
Total income/(loss) from investment operations	(2.67)		0.20		1.27		(8.13)		1.63		5.04

Less distributions from:
Net investment income	0.06		0.08		—		—		—		(0.09)
Net realized gains	—		—		—		(0.89)		(2.66)		(1.49)
Total distributions	0.06		0.08		—		(0.89)		(2.66)		(1.58)

Redemption fees collected	—		—		—		0.00	(2)	0.00	(2)	0.00 (2)

Net asset value, end of year/period	$10.32		$12.93		$12.65		$11.38		$20.40		$21.43

Total return (3,4)	(19.71	)% (9)	2.85%		11.16%		(40.19)%		8.58%		28.16%

Net assets, at end of year/period (000s)	$3,853		$5,877		$11,210		$4,683		$25,215		$24,905

Ratios/Supplemental Data:
Ratios to average net assets (including securities sold short and interest expense):
Expenses, before waiver and reimbursement (6,8)	2.78	% (5,10)	2.96	% (5)	3.05	% (5)	2.44	% (5)	2.17	% (5)	2.23%
Expenses, after waiver and reimbursement (6,8)	2.36	% (10)	2.80%		2.96%		2.43%		2.17%		2.22%

Ratio of net investment income to average net assets (7)	1.05	% (10)	(0.26)%		(0.22)%		(0.48)%		(0.72)%		0.01%

Portfolio Turnover Rate	22	% (9)	44%		54%		42%		63%		61%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies or REITs in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Ratios to average net assets (excluding dividends from securities sold short and interest expense):

Expenses, before waiver and reimbursement	2.22	% (10)	1.96%	1.89%	1.81%	1.80%	1.81%
Expenses, after waiver and reimbursement	1.80	% (10)	1.80%	1.80%	1.80%	1.80%	1.80%

(9)	Not annualized.

(10)	Annualized.

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class C
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	June 30,		December 31,		December 31,		December 31,		December 31,		December 31,
	2025		2024		2023		2022		2021		2020*
	(Unaudited)
Net asset value, beginning of year/period	$12.61		$12.35		$11.19		$20.24		$21.43		$21.56

Income/(loss) from investment operations:
Net investment income/(loss) (1)	0.02		(0.12)		(0.12)		(0.11)		(0.25)		0.00	(2)
Net realized and unrealized gain/(loss) on investments	(2.59)		0.38		1.28		(8.05)		1.72		1.40
Total income/(loss) from investment operations	(2.57)		0.26		1.16		(8.16)		1.47		1.40

Less distributions from:
Net investment income	0.02		—		—		—		—		(0.04)
Net realized gains	—		—		—		(0.89)		(2.66)		(1.49)
Total distributions	0.02		—		—		(0.89)		(2.66)		(1.53)

Redemption fees collected	—		—		—		0.00	(2)	0.00	(2)	0.00	(2)

Net asset value, end of year/period	$10.06		$12.61		$12.35		$11.19		$20.24		$21.43

Total return (3,5)	(20.04	)% (4)	2.11%		10.37%		(40.66)%		7.83%		6.61	% (4)

Net assets, at end of year/period (000s)	$78		$97		$192		$206		$84		$0	(6)

Ratios/Supplemental Data:
Ratios to average net assets (including securities sold short and interest expense):
Expenses, before waiver and reimbursement (8,11)	3.53	% (7,10)	3.69	% (7)	3.63	% (7)	3.19	% (7)	2.92	% (7)	2.98	% (10)
Expenses, after waiver and reimbursement (8,11)	3.10	% (10)	3.53%		3.54%		3.18%		2.92%		2.97	% (10)

Ratio of net investment income to average net assets (9)	0.41	% (10)	(0.98)%		(1.02)%		(0.77)%		(1.14)%		0.19	% (10)

Portfolio Turnover Rate	22	% (4)	44%		54%		42%		63%		61	% (4)

*	Class C commenced operations on December 1, 2020

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Not annualized.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Amount less than 1,000.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies or REITs in which the Fund invests.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Annualized.

(11)	Ratios to average net assets (excluding dividends from securities sold short and interest expense):

Expenses, before waiver and reimbursement	2.98	% (10)	2.71%	2.64%	2.56%	2.55%	2.56%
Expenses, after waiver and reimbursement	2.55	% (10)	2.55%	2.55%	2.55%	2.55%	2.55%

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30,		December 31,		December 31,		December 31,		December 31,		December 31,
	2025		2024		2023		2022		2021		2020
	(Unaudited)
Net asset value, beginning of year/period	$13.11		$12.84		$11.52		$20.59		$21.55		$18.08

Income/(loss) from investment operations:
Net investment income/(loss) (1)	0.06		0.00		(0.01)		(0.03)		(0.10)		0.05
Net realized and unrealized gain/(loss) on investments	(2.78)		0.14		1.33		(8.15)		1.80		5.06
Total income/(loss) from investment operations	(2.72)		0.14		1.32		(8.18)		1.70		5.11

Less distributions from:
Net investment income	0.08		0.13		—		—		—		(0.15)
Net realized gains	—		—		—		(0.89)		(2.66)		(1.49)
Total distributions	0.08		0.13		—		(0.89)		(2.66)		(1.64)

Redemption fees collected	—		—		—		0.00	(2)	0.00	(2)	0.00 (2)

Net asset value, end of year/period	$10.46		$13.11		$12.84		$11.52		$20.59		$21.55

Total return (3,4)	(19.63	)% (9)	3.09%		11.46%		(40.06)%		8.86%		28.45%

Net assets, at end of year/period (000s)	$40,858		$105,083		$164,563		$203,502		$621,281		$519,163

Ratios/Supplemental Data:
Ratios to average net assets (including securities sold short and interest expense):
Expenses, before waiver and reimbursement (6,8)	2.53	% (5,10)	2.70	% (5)	2.61	% (5)	2.19	% (5)	1.92	% (5)	1.99%
Expenses, after waiver and reimbursement (6,8)	2.15	% (10)	2.53%		2.52%		2.18%		1.92%		1.97%

Ratio of net investment income to average net assets (7)	1.05	% (10)	0.04%		(0.04)%		(0.19)%		(0.45)%		0.24%

Portfolio Turnover Rate	22	% (9)	44%		54%		42%		63%		61%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies or REITs in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Ratios to average net assets (excluding dividends from securities sold short and interest expense):

Expenses, before waiver and reimbursement	1.93	% (10)	1.71%	1.64%	1.56%	1.56%	1.56%
Expenses, after waiver and reimbursement	1.55	% (10)	1.55%	1.55%	1.55%	1.55%	1.55%

(9)	Not annualized.

(10)	Annualized.

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2025

1.	ORGANIZATION

Altegris/AACA Opportunistic Real Estate Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on January 9, 2014, and seeks to provide total return through long term capital appreciation and current income by investing in both long and short, in equity securities of real estate and real estate related companies.

The Fund offers Class A, Class C, and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75% and are subject to 12b-1. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase; however, may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class C shares commenced operations on December 1, 2020, and are offered at their NAV without an initial sales charge and are subject to 12b-1. If you redeem Class C shares within one year after purchase, you will be charged a CDSC of up to 1.00%. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to distribution fees, but have a higher minimum initial investment than Class A and Class C shares. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of the Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Due to custodian liabilities shown on the Statement of Assets and Liabilities are carried at cost and approximate fair value as of June 30, 2025, using level 2 inputs. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, including Accounting Standard Update 2013-.08.

Operating Segments – The Fund has adopted “FASB” Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value.

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Valuation Designee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025

based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the level of inputs used as of June 30, 2025, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$39,369,262	$—	$2,013,353	41,382,615
Preferred Stock	5,931,492	—	—	5,931,492
Short-Term Investments	36,375	—	—	36,375
Total Assets	$45,337,129	$—	$2,013,353	$47,350,482

Liabilities*	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock	$1,677,500	$—	$—	$1,677,500
Total Liabilities	$1,677,500	$—	$—	$1,677,500

*	Refer to the Schedule of Investments for classifications.

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value:

IQHQ
Beginning Balance	$7,325,129
Total realized gain/(loss)	—
Change in Unrealized Appreciation/(Depreciation)	(5,311,776)
Cost of Purchases	—
Proceeds from Sales	—
Proceeds from Principal	—
Accrued Interest	—
Net transfers in/out of level 3	—
Ending Balance	$2,013,353

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investment that is categorized within Level 3 of the fair value hierarchy as of June 30, 2025:

Assets (at fair value)	Fair Value at June 30, 2025	Valuation Technique	Unobservable Inputs	Unobservable Input Value	Impact to valuation from an increase in input
IQHQ, Inc	$2,013,353	Independent third-party valuation	Independent third-party valuation	$2.26-$11.05	Increase

As of June 30, 2025, the Fund held an investment in Class A-1 Units of IQHQ Holdings, L.P. The Issuer provided independent third-party valuations and recent transaction data. Management determines the fair value by utilizing independent third-party valuations and by considering recent and potential secondary market transactions and market conditions to validate the fair value price. Management monitors the Company through the review of Company-issued materials such as financial statements, third-party valuations, and other investor materials and through discussions with its management as a component of fair valuation. No transfers into or out of Level 3 occurred during the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly for the Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2022 through December 31, 2024 or expected to be taken in the Fund’s December 31, 2025 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and any foreign jurisdiction where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, if the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities, the Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

The cost of purchases and the proceeds for the Fund from sales of investments, other than short-term investments, for the six months ended June 30, 2025, were as follows:

		Cover Short	Securities Sold
Purchases	Sales	Sale	Short
$17,182,339	$70,224,930	$599,844	$—

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in market, liquidity, currency, and counterparty risks, the amount of which is not apparent from the financial statements.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the portfolio of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund may be exposed to market risk on derivative contracts if the Fund is not able to readily dispose of its holdings when they choose and also that the price obtained on disposal is below that at which the investment is included in its financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Derivative instruments and exposure to market risk will be disclosed in the Fund’s Schedule of Investments.

Liquidity Risk: Liquidity risk is the risk that the Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result, the Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Fund does not anticipate any material losses as a result of liquidity risk.

Currency Risk: The Fund may invest in financial instruments and enter into transactions that are denominated in currencies other than its functional currency. Consequently, the Fund is exposed to the risk that the exchange rate of the Fund’s currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of the Fund’s assets or liabilities denominated in currencies other than the USD.

Counterparty Risk: Counterparty risk is the risk that the Fund’s counterparties might default on their obligation to pay or perform generally on their obligations.

Short Sales – A short sale is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund may enter into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless. In addition, in the event that the price of the security, in connection with which an option was purchased, moves in a direction favorable, the benefits realized as a result of such movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Altegris Advisors, LLC, serves as the Fund’s investment advisor (“the Advisor”). Pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust, on behalf of the Fund, the Advisor, subject to the oversight of the Board, and in conformity with the stated policies of the Fund, manages the portfolio investment operations of the Fund. The Advisor has overall supervisory responsibilities for the general management and investment of the Fund’s securities portfolio, which is subject to review and approval by the Board. In general, the Advisor’s duties include setting the Fund’s overall investment strategies and asset allocation as well as hiring and supervising sub-advisors. The Advisor allocates portions of the Fund’s portfolio to be managed by American Assets Capital Advisers, LLC (“AACA”) as sub-advisor.

As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on its average daily net assets at an annual rate of 1.30%. Pursuant to the Advisory Agreement, the Advisor earned $475,593 for the six months ended June 30, 2025.

The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments with other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expenses on securities sold short), taxes, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses (which may include indemnification of officers and Trustees, and contractual indemnification of fund service providers (other than the Advisor)) will not exceed certain percentages with respect to the Fund (the “Expense Limitations”). Pursuant to the Expense Limitations, the Fund’s Operating Expenses will not exceed 1.80%, 2.55%, and 1.55% through October 31, 2026, of the daily average net assets attributable to each of the Class A, Class C, and Class I shares, respectively. For the six months ended June 30, 2025, the Advisor waived $140,656 of advisory fees.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. Cumulative expenses previously waived or reimbursed subject to the aforementioned conditions will expire as presented in the table below:

December 2025	$44,986
December 2026	183,322
December 2027	240,370
$468,678

The Trust has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% for Class A and 1.00% for Class C of the average daily net assets attributable to each Class, respectively. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025

accounts, not otherwise required to be provided by the Advisor. During the six months ended June 30, 2025, pursuant to the Plans, Class A and Class C shares paid the amounts of $5,610 and $438, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, and Class I shares. During the six months ended June 30, 2025, for Class A and Class C shares, the Distributor received $182 and $75 in underwriting commissions for sales of the Fund, of which $24 and $0 were retained by the principal underwriter for the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities. UFS provides a Principal Executive Officer and a Principal Financial Officer to the Trust.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, management services for the Fund on an ad-hoc basis. from the Fund.

provides EDGAR conversion and filing services as well as print For the provision of these services, Blu Giant receives customary fees

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

Cost for Federal	Unrealized	Unrealized	Tax Net Unrealized
Tax Purposes	Appreciation	Depreciation	Appreciation
$56,411,510	$9,632,628	$(20,371,156)	$(10,738,528)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended December 31, 2024 and December 31, 2023 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2024	December 31, 2023
Ordinary Income	$1,083,281	$—
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$1,083,281	$—

As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$264,847	$—	$—	$(99,497,840)	$(4,054,157)	$3,094,335	$(100,192,815)

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for passive foreign investment companies, partnerships and C-Corporation return of capital distributions. In addition, the amount listed under other book/tax differences for the Fund are primarily attributable to disallowed business interest expense carryforward and the tax deferral of losses on straddles.

At December 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$40,292,004	$59,205,836	$99,497,840	$6,314,558

7.	BORROWING FROM BANK

The Fund may employ leverage by borrowing. To employ this leverage the Fund has an asset-based financing agreement with JP Morgan Cash Bank NA. The amounts that can be borrowed will fluctuate based on the assets held by the Fund. As of June 30, 2025, the balance outstanding was $2,383,932. The Interest rate as of June 30, 2025 was 5.93%. The Fund’s average borrowings during the six months was $6,839,803 with an average rate of 5.93%. The total interest paid on borrowings for the six months was $203,927. The loan is recorded at cost on the Statement of Assets and Liabilities. As of June 30, 2025, the fair value of the loan outstanding approximates cost; fair value of the loan outstanding is estimated using level 2 inputs in the fair value hierarchy.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, National Financial Services, LLC was the record owner of 35.99% of the Fund’s outstanding shares. National Financial Services, LLC may be the beneficial owner of some or all the shares or may hold the shares for the benefit of others. As a result, National Financial Services, LLC may be deemed to control the Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined other than the below that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

On May 20, 2025, the Board of Trustees approved the reorganization of the Fund into LDR Real Estate Value-Opportunity Fund, a series of World Funds Trust (the “Reorganization”). The Reorganization is subject to the approval of the Fund’s shareholders. If approved by shareholders, the closing of the Reorganization is expected to occur as soon as reasonably practicable after such approval is obtained.

Altegris/AACA Opportunistic Real Estate Fund
ADDITIONAL INFORMATION
June 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not Applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not Applicable

INVESTMENT ADVISOR	ADMINISTRATOR
Altegris Advisors, L.L.C	Ultimus Fund Solutions, LLC
1200 Prospect Street, Suite 400	225 Pictoria Dr.
La Jolla, CA 92037	Cincinnati, OH 45246

Altegris/AACA Opportunistic Real Estate Fund
SUB-ADVISOR
American Assets Capital Advisers, LLC
11455 El Camino Realm Suite 140
San Diego, CA 92130

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 by visiting Altegris.com, by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

ABOUT ALTEGRIS

Altegris is a pioneer in providing access to alternative sources of income and growth.

With one of the leading research and investment teams focused solely on alternatives, Altegris follows a disciplined process for identifying, evaluating, selecting and monitoring investment talent across a spectrum of alternative strategies.

For additional information, visit altegris.com

800.828.5225 | WWW.ALTEGRIS.COM

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

Kevin Wolf

By	/s/ Kevin Wolf
Principal Executive Officer
Date: 9/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin Wolf
Kevin Wolf
Principal Executive Officer
Date: 9/5/2025

By	/s/ Jim Colantino
Jim Colantino
Principal Financial Officer
Date: 9/5/2025